As filed with the Securities and Exchange Commission on January 9, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

        Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
       Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
1800 Massachusetts Avenue, N.W. 2nd Floor                605 Third Avenue
       Washington, DC 20036-1800                  New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

ANNUAL REPORT
OCTOBER 31, 2003


[NEUBERGER BERMAN A LEHMAN BROTHERS COMPANY LOGO]

NEUBERGER BERMAN

REAL ESTATE
SECURITIES INCOME
FUND INC.

                                               NEUBERGER BERMAN OCTOBER 31, 2003

CHAIRMAN'S LETTER


Dear Fellow Shareholder,

I am pleased to present to you this annual report of the Neuberger Berman Real Estate Securities Income Fund, for the period ending October 31, 2003. The report includes a listing of the Fund's investments and its financial statements for the reporting period.

The Fund's investment objective is to provide high current income, and its secondary objective is to provide capital appreciation. In seeking to accomplish both, we are assembling a portfolio with a broad mix of equity securities of real estate investment trusts (REITs) and other real estate companies.

Portfolio Manager Steven Brown's investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

We believe our conservative investing philosophy and disciplined investment process will benefit you with superior returns over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN REAL ESTATE
SECURITIES INCOME FUND INC. CLOSED-END FUNDS


"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.


CONTENTS


THE FUND

CHAIRMAN'S LETTER                                  1

PORTFOLIO COMMENTARY/PERFORMANCE HIGHLIGHTS        2

SCHEDULE OF INVESTMENTS/TOP EQUITY HOLDINGS        5

FINANCIAL STATEMENTS                               7

FINANCIAL HIGHLIGHTS/PER SHARE DATA               14

REPORT OF INDEPENDENT AUDITORS                    16

DIVIDEND REINVESTMENT PLAN                        17

DIRECTORY                                         19

DIRECTORS AND OFFICERS                            20

REAL ESTATE SECURITIES INCOME FUND INC. Portfolio Commentary

We are pleased to present our first report to shareholders of the Neuberger Berman Real Estate Securities Income Fund Inc. (AMEX: NRO), which opened on October 28, 2003. At the close of this reporting period, on October 31, 2003, the Fund was not fully invested, but we are optimistic about the opportunities we see in the real estate marketplace and particularly in Real Estate Investment Trusts (REITs).

We believe the U.S. economy is in the early stages of a recovery that will extend through 2004 and into 2005. Consumer spending, which has supported the economy over the last several years, remains strong. Capital spending appears to be recovering as the capacity glut recedes. Perhaps most importantly, corporate America is finally hiring again. More Americans going back to work has positive implications for consumer confidence and consumer spending. It should also revive demand in the office sector, fundamentally the weakest property category. We doubt 2004 Gross Domestic Product Growth (GDP) growth will match the calendar third quarter's impressive 8.2% growth rate, but we expect growth in the healthy 4% plus range.

We also expect commercial real estate fundamentals to improve significantly over the next 12 months. Supply growth, as measured by new permits and construction starts as a percentage of existing supply, is decelerating and we expect the level of supply growth for most property sectors to be below long-term averages for the next 12 to 18 months. Demand should improve substantially as the economy expands. Increasing demand should translate into accelerating earnings growth for REITs.

We believe hotel/lodging, apartment, and industrial REITs should be among the first property sectors to benefit. The hotel/lodging sector appears particularly attractive to us. Construction activity has been at historically low levels for three years. The significant operating leverage resulting from recent years' intense cost cutting could be magnified in earnings as the business traveler takes to the road again and vacancy rates fall. We think the apartment sector should rebound as rising mortgage rates price more people out of the new housing market, and we expect industrial REITs (warehouses) to benefit as businesses rebuild inventories after an extended inventory liquidation cycle.

Due to the resilience of the American consumer, the regional mall sector has performed exceptionally well over the last three years. If consumer spending remains at or near current levels, regional mall REIT earnings should continue to grow nicely. Although valuations are not as attractive as other property sectors, based on above-average earnings growth potential, we believe regional mall REITs are still reasonably valued.

After REITs' exceptional absolute and relative performance in recent years, valuations are in the

[SIDENOTE]

CUMULATIVE TOTAL RETURN (Life of Fund as of October 31, 2003)

                                                 REAL ESTATE
                                      SECURITIES INCOME FUND
                                      AMEX TICKER SYMBOL NRO
NAV                                                  (0.24%)
MARKET PRICE                                          0.07%
INCEPTION DATE                                  10/28/2003

mid- to upper-end of historical ranges. While REITs no longer appear "cheap," we think they are reasonably priced relative to asset values and improving earnings prospects. We believe that even if the stock market continues to rally strongly in the year ahead, REITs will retain a loyal following, in large part because the increased institutional sponsorship of REITs makes a robust stock market less of a competitive threat than it has been in the past.

Sincerely,

                                /s/ Steven Brown

                                  STEVEN BROWN
                                PORTFOLIO MANAGER

GLOSSARY OF INDICES

               NAREIT EQUITY REIT INDEX: Tracks the performance of all Equity
                                         REITs currently listed on the New York
                                         Stock Exchange, the NASDAQ National
                                         Market System and the American Stock
                                         Exchange. REITs are classified as
                                         Equity if 75% or more of their gross
                                         invested book assets are invested
                                         directly or indirectly in equity of
                                         commercial properties.

Please note that the index does not take into account any fees and expenses of investing in individual securities that it tracks, and that investors cannot invest directly in any index or average. Data about the performance of the index is prepared or obtained by Management and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in its index.

                                                NEUBERGER BERMAN OCTOBER 31,2003

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.

                                       MARKET VALUE+
NUMBER OF SHARES                     (000's OMITTED)
COMMON STOCKS (0.3%)

COMMUNITY CENTERS (0.3%)
 100,000 Cedar Shopping Centers
           (COST $1,155)                 $     1,155
                                         -----------

PREFERRED STOCKS (0.4%)

COMMUNITY CENTERS (0.4%)
  70,000 Saul Centers, Ser. A
           (COST $1,761)                       1,761
                                         -----------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (100.2%)
$ 50,000,000 Sallie Mae, Disc. Notes,
               0.96%, due 11/7/03             49,992
 150,000,000 U.S. Treasury Bills,
               0.90%, due 11/6/03            149,981
 150,000,000 U.S. Treasury Bills,
               0.89%, due 11/13/03           149,956
  65,535,000 U.S. Treasury Bills,
               0.92%, due 11/20/03            65,503
                                         -----------

TOTAL SHORT-TERM INVESTMENTS
(COST $415,432)                              415,432#
                                         -----------

TOTAL INVESTMENTS (100.9%)
(COST $418,348)                              418,348##
Liabilities, less cash,
  receivables and other assets
  [(0.9%)]                                    (3,723)
                                         -----------
TOTAL NET ASSETS (100.0%)                $   414,625
                                         -----------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the directors of Neuberger Berman Real Estate Securities Income Fund Inc. believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
#    At cost, which approximates market value.
## At October 31, 2003, the cost of investments for U.S. Federal income tax purposes and book purposes was $418,348,000.

See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               REAL ESTATE
NEUBERGER BERMAN                                                                                SECURITIES
(000's OMITTED EXCEPT PER SHARE AMOUNTS)                                                       INCOME FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                                $      418,348
     Cash                                                                                              103
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                       418,451
----------------------------------------------------------------------------------------------------------
LIABILITIES
     Payable for securities purchased                                                                2,916
     Payable for offering costs (Note A)                                                               870
     Payable to investment manager-net (Note B)                                                          4
     Payable to administrator (Note B)                                                                   3
     Accrued expenses and other payables                                                                33
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                    3,826
----------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                                                         $      414,625
----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                                                                        $      414,625
----------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                                                         $      414,625
----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE; 1,000,000,000 SHARES AUTHORIZED)                              29,007
NET ASSET VALUE PER SHARE OUTSTANDING                                                       $        14.29
----------------------------------------------------------------------------------------------------------
*COST OF INVESTMENTS                                                                        $      418,348
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

NEUBERGER BERMAN FOR THE ONE DAY PERIOD ENDED OCTOBER 31, 2003 (COMMENCEMENT OF
                                                                     OPERATIONS)

STATEMENT OF OPERATIONS

                                                                                               REAL ESTATE
NEUBERGER BERMAN                                                                                SECURITIES
(000's OMITTED)                                                                                INCOME FUND
INVESTMENT INCOME

Interest income                                                                             $           10
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fee (Note B)                                                                       7
Administration fee (Note B)                                                                              3
Auditing fees                                                                                           15
Custodian fees (Note B)                                                                                  1
Directors' fees and expenses                                                                             2
Shareholder reports                                                                                     14
Miscellaneous                                                                                            1
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                          43

Investment management fee waived (Note B)                                                               (3)
----------------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset and
   commission recapture arrangements (Note B)                                                           (0)
----------------------------------------------------------------------------------------------------------
Total net expenses                                                                                      40
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                           (30)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $          (30)
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2003

STATEMENT OF CHANGES IN NET ASSETS

                                              REAL ESTATE SECURITIES INCOME FUND

                                                                                            ONE DAY PERIOD
                                                                                                     ENDED
                                                                                               OCTOBER 31,
                                                                                                      2003
NEUBERGER BERMAN                                                                             (COMMENCEMENT
(000's OMITTED)                                                                             OF OPERATIONS)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                                $          (30)
----------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                                      100
Net proceeds from issuance of common shares                                                        414,555
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                              414,625

NET ASSETS:
Beginning of period                                                                                     --
----------------------------------------------------------------------------------------------------------
End of period                                                                               $      414,625
----------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income at end of period                            $           --
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS Real Estate Securities Income Fund Inc.

   NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") was organized as a Maryland corporation on August 28, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund had no operations until October 31, 2003, other than matters relating to its organization and the sale on September 26, 2003 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay dividends from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

   The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

   As of October 31, 2003, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                                           LOSS
                                    UNDISTRIBUTED        CARRY-
                                         ORDINARY      FORWARDS
                                           INCOME  AND DEFERRALS  TOTAL
                                              $ -            $ -    $ -

   The difference between book basis and tax basis is attributable primarily to net operating losses.

6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses can otherwise be made fairly.

7 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by Management were approximately $25,500. Offering costs for common stock to be paid by the Fund were charged as a reduction of paid-in-capital at the completion of the Fund's offering and amounted to $870,000.

8 CONCENTRATION OF RISK: The Fund may, for cash management purposes, during a reasonable start-up period following the initial offering, or for defensive purposes, temporarily hold all or a substantial portion of its assets in cash, high-quality, short-term money market instruments, or in high-quality debt securities. The ability of the issuers of the money market instruments and debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

   Following the start-up period, under normal market conditions, the Fund's investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry.

   NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
   AFFILIATES:

   The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation value of any preferred shares outstanding is not considered a liability.

   Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

               FISCAL PERIOD OR YEAR ENDED              % OF AVERAGE
                       OCTOBER 31,                   DAILY MANAGED ASSETS
      ---------------------------------------------------------------------------
                        2003 - 2008                         0.25
                           2009                             0.19
                           2010                             0.13
                           2011                             0.07

   Management has not agreed to waive any portion of its fees beyond October 31, 2011.

   For the period ended October 31, 2003, such waived fees amounted to $2,840.

   The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

   On October 31, 2003, Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly held company (the "Transaction"). Upon completion of the Transaction, the Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the Board of Directors, which was aware of the impending Transaction when the Fund was established, and the initial sole shareholder of the Fund voted to approve new management and sub-advisory agreements to take effect upon closing of the Transaction. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

   The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. There were no amounts recaptured for the one day period ended October 31, 2003.

   The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $54.

NOTE C--SECURITIES TRANSACTIONS:

   During the period ended October 31, 2003, there were purchase and sale transactions (excluding short-term securities) of $2,915,500 and $0, respectively.

   During the period ended October 31, 2003, brokerage commissions on securities transactions amounted to $8,500, of which Neuberger received $0, Lehman received $0, and other brokers received $8,500.

   NOTE D--CAPITAL:

   At October 31, 2003, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                                    COMMON SHARES          COMMON SHARES
                                      OUTSTANDING     OWNED BY NEUBERGER
                                       29,006,981                  6,981

   Transactions in common shares of capital stock for the period ended October 31, 2003 were as follows:

                            COMMON SHARES ISSUED IN CONNECTION WITH:
                                             UNDERWRITERS' EXERCISE   REINVESTMENT OF
                            INITIAL PUBLIC        OF OVER-ALLOTMENT     DIVIDENDS AND   NET INCREASE IN COMMON
   INITIAL CAPITALIZATION         OFFERING                   OPTION     DISTRIBUTIONS       SHARES OUTSTANDING
                    6,981       29,000,000                        -                 -               29,006,981

   NOTE E--USE OF LEVERAGE:

   Subject to market conditions, the Fund intends to offer Preferred Shares representing approximately 33% of the Fund's capital after issuance. The Fund also may add leverage to the portfolio through the utilization of derivative instruments. The Fund may issue Preferred Shares so long as after their issuance the liquidation value of the Preferred Shares, plus the aggregate amount of senior securities representing indebtedness, does not exceed 50% of the Fund's capital. Once Preferred Shares are issued and/or other forms of leverage are used, the asset value and market price of the common shares and the yield to common stockholders will be more volatile.

FINANCIAL HIGHLIGHTS Real Estate Securities Income Fund Inc.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                                                   ONE DAY
                                                                                              PERIOD ENDED
                                                                                         OCTOBER 31, 2003^
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $        14.32
                                                                                            --------------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                                          (.00)
                                                                                            --------------
LESS CAPITAL CHARGES
ISSUANCE OF COMMON SHARES                                                                             (.03)
                                                                                            --------------
NET ASSET VALUE, END OF PERIOD                                                              $        14.29
                                                                                            --------------
MARKET VALUE, END OF PERIOD                                                                 $        15.01
                                                                                            --------------
TOTAL RETURN, NET ASSET VALUE+                                                                       -0.24%**
TOTAL RETURN, MARKET VALUE+                                                                          +0.07%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                                                     $        414.6
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                                                        3.57%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS++                                                         3.57%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                                          (2.65%)*
PORTFOLIO TURNOVER RATE                                                                                  0%


See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Real Estate Securities Income Fund Inc.

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Total return would have been lower if Management had not waived a portion of the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:

                                       ONE DAY
                                  PERIOD ENDED
                                   OCTOBER 31,
                                         2003
                                         3.82%

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and
Shareholders of Neuberger Berman Real Estate Securities Income Fund Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neuberger Berman Real Estate Securities Income Fund Inc., (the "Fund") as of October 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the one day period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Real Estate Securities Income Fund Inc. at October 31, 2003, the results of its operations, changes in its net assets, and its financial highlights for the one day period then ended, in conformity with accounting principles generally accepted in the United States.

                                                 /s/ ERNST & YOUNG LLP


Boston, Massachusetts
December 5, 2003

DIVIDEND REINVESTMENT PLAN (Unaudited)

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

877.461.1899 or 212.476.8800


SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

DIRECTORS AND OFFICERS (Unaudited)

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                                             FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                                                            CLASS I

INDEPENDENT FUND
DIRECTORS*

Faith Colish (68)         Counsel, Carter Ledyard & Milburn LLP (law firm)         37       Director, American Bar
Director                  since October 2002; Formerly, Attorney at Law and                 Retirement Association
                          President, Faith Colish, A Professional                           (ABRA) since 1997
                          Corporation, 1980 to 2002.                                        (not-for-profit membership
                                                                                            association).

C. Anne Harvey (66)       Consultant, C.A. Harvey Associates, since June          37        Member, Individual Investors
Director                  2001; Director, AARP, 1978 to December 2000.                      Advisory Committee to the
                                                                                            New York Stock Exchange Board
                                                                                            of Directors, 1998 to June
                                                                                            2002; President, Board of
                                                                                            Associates to The National
                                                                                            Rehabilitation Hospital's Board
                                                                                            of Directors, since 2002;
                                                                                            Member, American Savings
                                                                                            Education Council's Policy
                                                                                            Board (ASEC), 1998-2000;
                                                                                            Member, Executive Committee,
                                                                                            Crime Prevention Coalition of
                                                                                            America, 1997-2000.

Cornelius T. Ryan (71)    Founding General Partner, Oxford Partners and           37        Director, Capital Cash
Director                  Oxford Bioscience Partners (venture capital                       Management Trust (money
                          partnerships) and President, Oxford Venture                       market fund), Naragansett
                          Corporation.                                                      Insured Tax-Free Income
                                                                                            Fund, Rocky Mountain Equity
                                                                                            Fund, Prime Cash Fund, several
                                                                                            private companies and QuadraMed
                                                                                            Corporation (NASDAQ).

Peter P. Trapp (58)       Regional Manager for Atlanta Region, Ford Motor         37
Director                  Credit Company since August 1997; prior thereto,
                          President, Ford Life Insurance Company,
                          April 1995 until August 1997.

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                                             FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN
"INTERESTED PERSON"

Peter E. Sundman* (44)    Executive Vice President, Neuberger Berman since        37        Executive Vice President,
Chief Executive Officer,  1999; Principal, Neuberger Berman from 1997                       Neuberger Berman Inc.
Director and Chairman     until 1999; Senior Vice President, NB Management                  (holding company) since
of the Board              from 1996 until 1999.                                             1999 and Director from
                                                                                            October 1999 through March
                                                                                            2003; President and Director, NB
                                                                                            Management since 1999; Head of
                                                                                            Neuberger Berman Inc.'s Mutual
                                                                                            Funds and Institutional
                                                                                            Business since 1999; Director
                                                                                            and Vice President, Neuberger &
                                                                                            Berman Agency, Inc. since 2000.

                                                        CLASS II

INDEPENDENT FUND
DIRECTORS*

John Cannon (73)          Consultant. Formerly, Chairman and Chief                37        Independent Trustee or
Director                  Investment Officer, CDC Capital Management                        Director of three series of
                          (registered investment adviser), 1993-January                     OppenheimerFunds: Limited
                          1999; prior thereto, President and Chief                          Term New York Municipal
                          Executive Officer, AMA Investment Advisors, an                    Fund, Rochester Fund
                          affiliate of the American Medical Association.                    Municipals, and Oppenheimer
                                                                                            Convertible Securities Fund,
                                                                                            since 1992.

Barry Hirsch (70)         Attorney at Law. Senior Counsel, Loews                  37
Director                  Corporation (diversified financial corporation)
                          May 2002 until April 2003; prior thereto, Senior
                          Vice President, Secretary and General Counsel,
                          Loews Corporation.

John P. Rosenthal (70)    Senior Vice President of Burnham Securities             37        Director, 92nd Street Y (non-
Director                  Inc. (a registered broker-dealer) since 1991.                     profit) since 1967; Formerly,
                                                                                            Director, Cancer Treatment
                                                                                            Holdings, Inc.

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                                             FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)      General Partner, Seip Investments LP (a private         37        Director, H&R Block, Inc.
Director                  investment partnership); President and CEO,                       (financial services company)
                          Westaff, Inc.(temporary staffing), May 2001 to                    since May 2001; Director,
                          January 2002; Senior Executive at the Charles                     General Magic (voice
                          Schwab Corporation from 1983 to 1999, including                   recognition software) since
                          Chief Executive Officer, Charles Schwab                           November 2001; Director,
                          Investment Management, Inc.and Trustee,                           Forward Management, Inc.
                          Schwab Family of Funds and Schwab Investments                     (asset management), since
                          from 1997 to 1998 and Executive Vice                              2001; Director, E-Finance
                          President-Retail Brokerage, Charles Schwab                        Corporation (credit
                          Investment Management from 1994 to 1997.                          decisioning services) since
                                                                                            1999; Director, Save-Daily.com
                                                                                            (micro investing services) since
                                                                                            1999; Formerly, Director,
                                                                                            Offroad Capital Inc. (pre-public
                                                                                            internet commerce company).

DIRECTOR WHO IS AN
"INTERESTED PERSON"

Jack L. Rivkin* (63)      Executive Vice President and Chief Investment           37        Director, Dale Carnegie and
President and Director    Officer, Neuberger Berman since 2002 and 2003,                    Associates, Inc.(private
                          respectively; Director and Chairman, NB                           company) since 1998;
                          Management since December 2002; Executive Vice                    Director, Emagin Corp.
                          President, Citigroup Investments, Inc. from                       (public company) since 1997;
                          September 1995 to February 2002; Executive Vice                   Director, Solbright, Inc.
                          President, Citigroup Inc. from September 1995 to                  (private company) since 1998;
                          February 2002.                                                    Director, Infogate, Inc.
                                                                                            (private company) since 1997.

                                                           CLASS III

INDEPENDENT FUND
DIRECTORS*

Walter G. Ehlers (70)     Consultant; Retired President and Director,             37
Director                  Teachers Insurance & Annuity (TIAA) and College
                          Retirement Equities Fund (CREF).

Robert A. Kavesh (76)     Marcus Nadler Professor of Finance                      37        Director, DEL Laboratories,
Director                  and Economics Emeritus, New York                                  Inc.(cosmetics and
                          University Stern School of Business.                              pharmaceuticals) since 1978;
                                                                                            The Caring Community
                                                                                            (not-for-profit).

Howard A. Mileaf (66)     Retired.Formerly, Vice President and Special            37        Director, WHX Corporation
Director                  Counsel, WHX Corporation (holding company)                        (holding company) since
                          1993-2001.                                                        August 2002; Director,
                                                                                            Webfinancial Corporation
                                                                                            (holding company) since
                                                                                            December 2002; Director, State
                                                                                            Theatre of New Jersey (not-for-
                                                                                            profit theater) since 2000;
                                                                                            Formerly, Director, Kevlin
                                                                                            Corporation (manufacturer of
                                                                                            microwave and other products).

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                                             FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR         FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

William E. Rulon (71)     Retired. Senior Vice President, Foodmaker, Inc.         37        Director, Pro-Kids Golf and
Director                  (operator and franchiser of restaurants) until                    Learning Academy (teach golf
                          January 1997.                                                     and computer usage to "at risk"
                                                                                            children) since 1998; Director,
                                                                                            Prandium, Inc. (restaurants)
                                                                                            from March 2001 until
                                                                                            July 2002.

Candace L. Straight (56)  Private investor and consultant specializing in         37        Director, Providence
Director                  the insurance industry; Advisory Director,                        Washington (property and
                          Securitas Capital LLC (a global private equity                    casualty insurance company)
                          investment firm dedicated to making investments                   since December 1998;
                          in the insurance sector).                                         Director, Summit Global
                                                                                            Partners (insurance
                                                                                            brokerage firm)
                                                                                            since October 2000.

DIRECTOR WHO IS AN
"INTERESTED PERSON"

Edward I. O'Brien* (75)   Member, Investment Policy Committee, Edward             37        Director, Legg Mason, Inc.
Director                  Jones, 1993-2001; President, Securities Industry                  (financial services holding
                          Association ("SIA") (securities industry's                        company) since 1993;
                          representative in government relations and                        Director, Boston Financial
                          regulatory matters at the federal and state levels)               Group (real estate and tax
                          1974-1992; Adviser to SIA,                                        shelters) 1993-1999.
                          November 1992-November 1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                           POSITION AND
NAME, AGE, AND ADDRESS (1)             LENGTH OF TIME SERVED (2)                    PRINCIPAL OCCUPATION(S)
----------------------------------------------------------------------------------------------------------------------------
   Claudia A. Brandon (47)         Secretary since 2002                  Vice President-Mutual Fund Board Relations, NB
                                                                         Management since 2000; Vice President, Neuberger
                                                                         Berman since 2002 and employee since 1999; Vice
                                                                         President, NB Management from 1986 to 1999;
                                                                         Secretary, ten registered investment companies for
                                                                         which NB Management acts as investment manager and
                                                                         administrator (four since 2002 and three since
                                                                         2003).

   Robert Conti (47)               Vice President since 2002             Senior Vice President, Neuberger Berman since
                                                                         2003; Vice President, Neuberger Berman from 1999
                                                                         until 2003; Senior Vice President, NB Management
                                                                         since 2000; Controller, NB Management until 1996;
                                                                         Treasurer, NB Management from 1996 until 1999; Vice
                                                                         President, ten registered investment companies for
                                                                         which NB Management acts as investment manager and
                                                                         administrator (three since 2000, four since 2002
                                                                         and three since 2003).

   Brian P. Gaffney (50)           Vice President since 2002             Managing Director, Neuberger Berman since 1999;
                                                                         Senior Vice President, NB Management since 2000;
                                                                         Vice President, NB Management from 1997 until 1999;
                                                                         Vice President, ten registered investment companies
                                                                         for which NB Management acts as investment manager
                                                                         and administrator (three since 2000, four since
                                                                         2002 and three since 2003).

   Sheila R. James (38)            Assistant Secretary since 2002        Employee, Neuberger Berman since 1999; Employee, NB
                                                                         Management from 1991 to 1999; Assistant Secretary,
                                                                         ten registered investment companies for which NB
                                                                         Management acts as investment manager and
                                                                         administrator (seven since 2002 and three since
                                                                         2003).

   Kevin Lyons (48)                Assistant Secretary since 2003        Employee, Neuberger Berman since 1999; Employee, NB
                                                                         Management from 1993 to 1999; Assistant Secretary,
                                                                         ten registered investment companies for which NB
                                                                         Management acts as investment manager and
                                                                         administrator (since 2003).

                                           POSITION AND
NAME, AGE, AND ADDRESS (1)             LENGTH OF TIME SERVED (2)                    PRINCIPAL OCCUPATION(S)
----------------------------------------------------------------------------------------------------------------------------
   John M. McGovern (33)           Assistant Treasurer since 2002        Employee, NB Management since 1993; Assistant
                                                                         Treasurer, ten registered investment companies for
                                                                         which NB Management acts as investment manager and
                                                                         administrator (seven since 2002 and three since
                                                                         2003).

   Barbara Muinos (44)             Treasurer and Principal               Financial and Vice President, Neuberger Berman
                                                                         since 1999; Accounting Officer since 2002 Assistant
                                                                         Vice President, NB Management from 1993 to 1999;
                                                                         Treasurer and Principal Financial and Accounting
                                                                         Officer, ten registered investment companies for
                                                                         which NB Management acts as investment manager and
                                                                         administrator (seven since 2002 and three since
                                                                         2003); Assistant Treasurer, three registered
                                                                         investment companies for which NB Management acts
                                                                         as investment manager and administrator from 1996
                                                                         until 2002.

   Frederic B. Soule (57)          Vice President since 2002             Senior Vice President, Neuberger Berman since 2003;
                                                                         Vice President, Neuberger Berman from 1999 until
                                                                         2003; Vice President, NB Management from 1995 until
                                                                         1999; Vice President, ten registered investment
                                                                         companies for which NB Management acts as
                                                                         investment manager and administrator (three since
                                                                         2000, four since 2002 and three since 2003).

   Trani Jo Wyman (34)             Assistant Treasurer since 2002        Employee, NB Management since 1991; Assistant
                                                                         Treasurer, ten registered investment companies for
                                                                         which NB Management acts as investment manager and
                                                                         administrator (seven since 2002 and three since
                                                                         2003).

---------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

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

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

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

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.


[NEUBERGER BERMAN A LEHMAN BROTHERS COMPANY LOGO]


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

INTERNAL SALES & SERVICES
877.461.1899

www.nb.com


[RECYCLED SYMBOL]   D0501 12/03

THE FOLLOWING INFORMATION WILL BE INCLUDED WITH THE REGISTRANT'S PROXY STATEMENT TO SHAREHOLDERS DATED JANUARY 12, 2004:

The following information supplements the Annual Report to Shareholders for the fiscal period ended October 31, 2003:

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE (1) WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 877-461-1899; OR (2) ON THE WEBSITE OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AT WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS

At a meeting on September 10, 2003, the Board of Directors ("Board") of Neuberger Berman Real Estate Securities Income Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 10(a)(1) to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Walter G. Ehlers. Mr. Cannon and Mr. Ehlers are both independent directors as defined by Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Board has established an Audit Committee to oversee particular aspects of the Registrant's management. The Audit Committee's purposes are (a) to oversee the accounting and financial reporting processes of the Registrant and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain service providers; (b) to oversee the quality and objectivity of the Registrant's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Registrant's compliance with legal and regulatory requirements that relate to the Portfolios' accounting and financial reporting, internal controls and independent audits; (d) to approve prior to appointment the engagement of the Registrant's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Registrant's independent auditors; and (e) to act as a liaison between the Registrant's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Directors; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip (appointed 12/10/03), and Peter P. Trapp.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board has delegated to Neuberger Berman, LLC ("Neuberger Berman") the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its stockholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)    A copy of the Code of Ethics is filed as Exhibit 10(a)(1).

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.



By:  /s/ Peter E. Sundman
    -----------------------------------
         Peter E. Sundman
         Chief Executive Officer

Date: December 31, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
    -----------------------------------
         Peter E. Sundman
         Chief Executive Officer

Date: December 31, 2003



By:  /s/ Barbara Muinos
     -----------------------------------
         Barbara Muinos
         Treasurer and Principal Financial
         and Accounting Officer

Date: January 8, 2004